Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of currency exchange rates

	For the Years Ended March 31,
	2025	2024
Year-end spot rate	7.2567	7.2203
Average rate	7.2163	7.1671

Schedule of estimated useful lives

Category	Estimated useful lives
Buildings	20 years
Electronic equipment	3-5 years
Office equipment	3-5 years
Motor vehicles	4-6 years

Schedule of disaggregation of revenue

	For the Years Ended March 31,
	2025	2024
SmartExam® Solution
a. Platform development	$212,377	$310,135
b. Others	452,881	265,707
SmartHomework® Solution
a. Platform development	571,658	3,137,602
b. Software customization and content development	2,385,277	74,138
c. License	153,666	2,748
d. Personalized exercise book and MOTK Pro	33,775.00	88,815
e. Digitization services	2,875,753	5,274,927
Total revenues	$6,685,387	$9,154,072

Schedule of revenue from contracts with customers by timing of revenue recognition

	For the Years Ended March 31,
	2025	2024
Services transferred at a point in time
Revenue from platform development	$784,036	$3,447,737
Revenue from customized software and content development	2,695,107	224,111
Revenue from digitization services and others	2,875,753	5,274,927
Services transferred over time
Revenue from license and others	296,716	118,482
Revenue from personalized exercise book and MOTK Pro	33,775	88,815
Total revenues	$6,685,387	$9,154,072